Reporting Segments - Schedule of Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 3,058,752		$ 3,473,392	$ 3,089,072
Cash items in process of collection	494,994		438,496
Financial instruments at fair value through profit or loss	472,283		332,724
Financial instruments at fair value through other comprehensive income	3,735,290		3,660,450
Loans and accounts receivable at amortized cost and interbank loans	25,757,933		23,876,102
Investment in associates	11,584		9,152
Financial instruments at amortized cost	1,013,943		187,455
Investments under resale agreements	162,774		606,178
Financial derivative contracts	3,617,792		2,897,803
Financial derivative contracts held for hedge accounting	138,548		83,123
Intangible assets	693,790		699,344	718,683
Property, plant, and equipment	60,196		71,933	80,615
Right of use assets under lease agreements	89,539		110,781	146,008
Current taxes	88,353		58,184
Deferred taxes	274,612		272,211
Other assets	629,683		810,521
Other non-current assets held for sale	20,700		12,394
TOTAL ASSETS	40,320,766	$ 47,197	37,600,243
LIABILITIES
Deposits and other demand liabilities	5,555,185		7,576,095
Cash in process of being cleared	456,957		424,358
Obligations under repurchase agreements	354,088		466,006
Time deposits and other time liabilities	12,703,653		10,097,443
Financial derivative contracts	3,426,141		2,757,342
Financial derivatives contracts held for hedge accounting	218,733		168,245
Interbank borrowings	4,728,323		4,918,423
Debt instruments issued	6,547,807		5,609,795
Financial instruments of regulatory capital issued	1,263,169		1,153,045
Other financial liabilities	359,573		42,435
Lease contracts liabilities	94,575		115,544	$ 151,885
Current taxes	77		1,332
Provisions	287,134		235,347
Other liabilities	1,007,562		709,612
TOTAL LIABILITIES	37,002,977		34,275,022
Goodwill generated in business combination	492,512		492,512
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	2,679,389		2,867,539
Cash items in process of collection	494,501		438,149
Financial instruments at fair value through profit or loss	275,313		91,817
Financial instruments at fair value through other comprehensive income	3,348,889		3,291,135
Loans and accounts receivable at amortized cost and interbank loans	21,944,059		19,300,174
Investment in associates	15,781		9,152
Financial instruments at amortized cost	880,026
Investments under resale agreements	63,154		171,810
Financial derivative contracts	3,468,512		2,836,215
Financial derivative contracts held for hedge accounting	101,418		41,754
Intangible assets	664,115		663,503
Property, plant, and equipment	45,554		47,139
Right of use assets under lease agreements	76,169		90,504
Current taxes	50,690		20,584
Deferred taxes	195,583		198,698
Other assets	558,111		738,346
Other non-current assets held for sale	12,174		7,611
TOTAL ASSETS	34,873,438		30,814,130
LIABILITIES
Deposits and other demand liabilities	3,771,795		4,641,522
Cash in process of being cleared	456,948		424,358
Obligations under repurchase agreements	288,447		212,356
Time deposits and other time liabilities	11,212,884		8,789,515
Financial derivative contracts	3,270,449		2,693,524
Financial derivatives contracts held for hedge accounting	201,590		160,267
Interbank borrowings	4,068,308		4,263,230
Debt instruments issued	6,124,805		5,027,267
Financial instruments of regulatory capital issued	1,070,933		955,982
Other financial liabilities	359,573		42,435
Lease contracts liabilities	79,846		93,497
Current taxes			393
Provisions	204,343		157,113
Other liabilities	912,754		614,472
TOTAL LIABILITIES	32,022,675		28,075,931
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	379,363		605,853
Cash items in process of collection	493		347
Financial instruments at fair value through profit or loss	196,970		240,907
Financial instruments at fair value through other comprehensive income	386,401		369,315
Loans and accounts receivable at amortized cost and interbank loans	3,813,874		4,575,928
Investment in associates	(4,197)
Financial instruments at amortized cost	133,917		187,455
Investments under resale agreements	99,620		434,368
Financial derivative contracts	149,280		61,588
Financial derivative contracts held for hedge accounting	37,130		41,369
Intangible assets	29,675		35,841
Property, plant, and equipment	14,642		24,794
Right of use assets under lease agreements	13,370		20,277
Current taxes	37,663		37,600
Deferred taxes	79,029		73,513
Other assets	71,572		72,175
Other non-current assets held for sale	8,526		4,783
TOTAL ASSETS	5,447,328		6,786,113
LIABILITIES
Deposits and other demand liabilities	1,783,390		2,934,573
Cash in process of being cleared	9
Obligations under repurchase agreements	65,641		253,650
Time deposits and other time liabilities	1,490,769		1,307,928
Financial derivative contracts	155,692		63,818
Financial derivatives contracts held for hedge accounting	17,143		7,978
Interbank borrowings	660,015		655,193
Debt instruments issued	423,002		582,528
Financial instruments of regulatory capital issued	192,236		197,063
Lease contracts liabilities	14,729		22,047
Current taxes	77		939
Provisions	82,791		78,234
Other liabilities	94,808		95,140
TOTAL LIABILITIES	$ 4,980,302		$ 6,199,091